Submission	Mar. 11, 2026
Submission [Line Items]
Central Index Key	0001129987
Registrant Name	FORD CREDIT AUTO RECEIVABLES TWO LLC
Registration File Number	333-281130
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A